DOCUMENT AND ENTITY INFORMATION (USD $)	12 Months Ended
	Jul. 31, 2012	Sep. 07, 2012	Jan. 31, 2012
Entity Registrant Name	MAYS J W INC
Entity Central Index Key	0000054187
Current Fiscal Year End Date	--07-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	mays
Entity Common Stock, Shares Outstanding		2,015,780
Document Type	10-K
Amendment Flag	false
Document Period End Date	Jul 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 6,540,568

CONSOLIDATED BALANCE SHEETS (USD $)	Jul. 31, 2012	Jul. 31, 2011
Assets
Buildings and improvements	$ 68,160,718	$ 65,575,947
Improvements to leased property	1,478,012	3,445,698
Fixtures and equipment	167,687	533,341
Land	6,067,805	6,067,805
Other	219,385	209,864
Construction in progress	72,467	1,554,457
Property, Plant and Equipment, Gross	76,166,074	77,387,112
Less accumulated depreciation and amortization	31,906,695	32,696,221
Property and equipment-net	44,259,379	44,690,891
Current Assets:
Cash and cash equivalents (Notes 10 and 11)	1,340,203	2,656,354
Marketable securities (Notes 1, 2 and 11)	226,397	619,096
Receivables (Notes 1, 7 and 11)	276,585	264,857
Income taxes refundable	0	315,577
Deferred income taxes (Notes 1 and 5)	599,000	331,000
Security deposits	217,022	128,704
Prepaid expenses	1,220,333	1,197,574
Total current assets	3,879,540	5,513,162
Other Assets:
Deferred charges (Notes 1 and 12)	3,594,846	3,468,585
Less accumulated amortization (Notes 1 and 12)	1,888,642	1,565,380
Net	1,706,204	1,903,205
Receivables (Notes 1, 7 and 11)	120,000	150,000
Security deposits	989,873	1,145,434
Unbilled receivables (Notes 1, 7 and 11)	2,214,540	1,606,099
Marketable securities (Notes 1, 2 and 11)	2,215,209	1,332,460
Total other assets	7,245,826	6,137,198
TOTAL ASSETS	55,384,745	56,341,251
Liabilities and Shareholders' Equity
Mortgages and term loan payable (Notes 4 and 11)	5,591,597	5,750,259
Note payable-related party (Notes 11 and 14)	1,000,000	1,000,000
Security deposits payable (Note 11)	743,894	836,235
Payroll and other accrued liabilities (Notes 1, 6 and 8)	28,457	85,570
Total long-term debt	7,363,948	7,672,064
Deferred Income Taxes (Notes 1 and 5)	3,282,000	2,091,000
Current Liabilities:
Accounts payable	85,083	142,593
Payroll and other accrued liabilities (Notes 1, 6 and 8)	1,483,944	1,511,225
Income taxes payable	79,362	0
Other taxes payable	4,287	3,376
Current portion of long-term debt (Notes 4, 11 and 14)	158,662	3,346,267
Current portion of security deposits payable (Note 11)	217,022	141,704
Total current liabilities	2,028,360	5,145,165
Total liabilities	12,674,308	14,908,229
Shareholders' Equity:
Common stock, par value $1 each share (shares-5,000,000 authorized; 2,178,297 issued)	2,178,297	2,178,297
Additional paid in capital	3,346,245	3,346,245
Unrealized gain on available-for-sale securities - net of deferred taxes of $110,000 at July 31, 2012 and $64,000 at July 31, 2011. (Notes 1, 2, 5 and 11)	133,477	126,415
Retained earnings	38,340,270	37,069,917
Stockholders' Equity before Treasury Stock	43,998,289	42,720,874
Less common stock held in treasury, at cost - 162,517 shares at July 31, 2012 and July 31, 2011 (Note 13)	1,287,852	1,287,852
Total shareholders' equity	42,710,437	41,433,022
Commitments (Notes 6 and 7) and Contingencies (Note 15)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 55,384,745	$ 56,341,251

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Jul. 31, 2012	Jul. 31, 2011
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized	5,000,000	5,000,000
Common stock, shares issued	2,178,297	2,178,297
Unrealized gain (loss) on available-for-sale securities, deferred taxes (benefit) (in dollars)	$ 110,000	$ 64,000
Treasury stock, shares	162,517	162,517

CONSOLIDATED STATEMENTS OF INCOME AND RETAINED EARNINGS (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Revenues
Rental income (Notes 1, 3 and 7)	$ 16,530,063	$ 14,856,365	$ 14,524,314
Recovery of real estate taxes	0	0	243,423
(Loss) on disposition of property and equipment	(4,215)	(7,853)	0
Total revenues	16,525,848	14,848,512	14,767,737
Expenses
Real estate operating expenses (Notes 3 and 6)	8,044,218	7,837,227	7,583,514
Administrative and general expenses (Note 3)	3,614,784	3,574,616	3,828,033
Depreciation and amortization (Notes 1 and 3)	1,574,913	1,556,788	1,563,225
Total expenses	13,233,915	12,968,631	12,974,772
Income from continuing operations before investment income, interest expense and income taxes	3,291,933	1,879,881	1,792,965
Investment income and interest expense:
Investment income (Notes 1 and 2)	32,184	103,084	71,720
Interest expense (Notes 3, 4, 10 and 14)	(522,764)	(652,830)	(723,747)
Interest Income (Expense), Net	(490,580)	(549,746)	(652,027)
Income from continuing operations before income taxes	2,801,353	1,330,135	1,140,938
Income taxes provided (Notes 1 and 5)	1,531,000	572,000	480,000
Net income from continuing operations	1,270,353	758,135	660,938
Discontinued operations (Note 3)
(Loss) from discontinued operations - net of taxes	0	(227,779)	(228,730)
Net income	1,270,353	530,356	432,208
Retained earnings, beginning of year	37,069,917	36,539,561	36,107,353
Retained earnings, end of year	$ 38,340,270	$ 37,069,917	$ 36,539,561
Income per common share from continuing operations (in dollars per share)	$ 0.63	$ 0.37	$ 0.33
(Loss) per common share from discontinued operations (in dollars per share)	$ 0	$ (0.11)	$ (0.12)
Income per common share (in dollars per share)	$ 0.63	$ 0.26	$ 0.21
Dividends per share (in dollars per share)	$ 0	$ 0	$ 0
Average common shares outstanding (in shares)	2,015,780	2,015,780	2,015,780

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Net income	$ 1,270,353	$ 530,356	$ 432,208
Other comprehensive income, net of tax
Unrealized gain on available-for-sale securities, net of taxes of $46,000, $43,000 and $51,000 for the fiscal years 2012, 2011 and 2010, respectively	7,062	70,978	99,795
Reclassification adjustment	0	13,720	0
Net change in other comprehensive income	7,062	84,698	99,795
Comprehensive income	$ 1,277,415	$ 615,054	$ 532,003

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Parenthetical] (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Unrealized gain on available-for-sale securities, tax	$ 46,000	$ 43,000	$ 51,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Cash Flows From Operating Activities
Income from continuing operations	$ 1,270,353	$ 758,135	$ 660,938
(Loss) from discontinued operations - net of taxes	0	(227,779)	(228,730)
Net income	1,270,353	530,356	432,208
Adjustments to reconcile net income to net cash provided by operating activities:
Gain on nonmonetary exchange of fixed assets	0	0	(900,000)
Deferred income taxes	877,000	198,000	(101,000)
Realized (gain) loss on marketable securities	18,606	(10,264)	43,880
Loss on disposition of property and equipment	4,215	7,853	0
Depreciation and amortization	1,574,913	1,556,788	1,660,684
Amortization of deferred charges	334,261	363,148	383,454
Other assets - deferred charges	(137,260)	(675,175)	(288,464)
- unbilled receivables	(608,441)	319,682	550,807
- receivables	30,000	0	31,467
Changes in:
Receivables	(11,728)	(14,889)	18,533
Prepaid expenses	(22,759)	38,977	737,927
Income taxes refundable	315,577	(59,379)	(256,198)
Accounts payable	(57,510)	47,544	3,646
Payroll and other accrued liabilities	(84,394)	436,914	(317,074)
Income taxes payable	79,362	0	(346,355)
Other taxes payable	911	681	395
Net cash provided by operating activities	3,583,106	2,740,236	1,653,910
Cash Flows From Investing Activities
Acquisition of property and equipment	(1,147,616)	(1,714,961)	(263,758)
Security deposits	67,243	(77,637)	197,011
Marketable securities:
Receipts from sales or maturities	551,949	804,259	1,006,120
Payments for purchases	(1,007,543)	(356,179)	(1,485,439)
Net cash (used) by investing activities	(1,535,967)	(1,344,518)	(546,066)
Cash Flows From Financing Activities
Increase (decrease) - security deposits payable	(17,023)	74,613	(158,538)
Borrowings - mortgage and other debt	0	0	850,000
Payments - mortgage and other debt payments	(3,346,267)	(365,607)	(901,395)
Net cash (used) by financing activities	(3,363,290)	(290,994)	(209,933)
Net increase (decrease) in cash and cash equivalents	(1,316,151)	1,104,724	897,911
Cash and cash equivalents at beginning of year	2,656,354	1,551,630	653,719
Cash and cash equivalents at end of year	1,340,203	2,656,354	1,551,630
Non-cash investing and financing activities - disposal of fully depreciated property and equipment	$ 2,364,440	$ 0	$ 0

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jul. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Consolidation

     The consolidated financial statements include the accounts of the Company, a New York corporation and its subsidiaries, which are wholly-owned. Material intercompany items have been eliminated in consolidation.

Accounting Records and Use of Estimates

     The accounting records are maintained in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Company’s financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, the disclosure of contingent assets and liabilities, and the reported amounts of revenues and expenses during the reporting period. The estimates that we make include allowance for doubtful accounts, depreciation and amortization, income tax assets and liabilities, fair value of marketable securities, revenue recognition and accrued expenses. Estimates are based on historical experience where applicable or other assumptions that management believes are reasonable under the circumstances. Due to the inherent uncertainty involved in making estimates, actual results may differ from those estimates under different assumptions or conditions.

Rental Income

     All of the real estate owned by the Company is held for leasing to tenants except for a small portion used for Company offices. Rent is recognized from tenants under executed leases no later than on an established date or on an earlier date if the tenant should commence conducting business. Unbilled receivables represent the excess of scheduled rental income recognized on a straight-line basis over rental income as it becomes receivable according to the provisions of the lease. Contingent rental income is recorded when earned and is not based on tenant revenue. Based upon its periodic assessment of the quality of the receivables, management, using its historical knowledge of the tenants and industry experience, determines whether a reserve or write-off is required. Management has determined that no allowance for uncollected receivables is considered necessary.

Property and Equipment

     Property and equipment are stated at cost. Depreciation is calculated using the straight-line method and the declining-balance method. Amortization of improvements to leased property is calculated over the shorter of the life of the lease or the estimated useful life of the improvements. Lives used to determine depreciation and amortization are generally as follows:

Buildings and improvements	18-40 years
Improvements to leased property	3-40 years
Fixtures and equipment	7-12 years
Other	3-5 years

     Maintenance, repairs, renewals and improvements of a non-permanent nature are charged to expense when incurred. Expenditures for additions and major renewals or improvements are capitalized along with the associated interest cost during construction. The cost of assets sold or retired and the accumulated depreciation or amortization thereon are eliminated from the respective accounts in the year of disposal, and the resulting gain or loss is credited or charged to income. Capitalized interest is recorded as part of the asset to which it relates and is amortized over the asset’s estimated useful life.

     The Company reviews long-lived assets for impairment whenever circumstances and situations change such that there is an indication that the carrying amounts may not be recovered. At July 31, 2012 and 2011, there were no impairments of its property and equipment.

Deferred Charges

     Deferred charges consist principally of costs incurred in connection with the leasing of property to tenants. Such costs are amortized over the related lease periods, ranging from 1 to 21 years, using the straight-line method.

Income Taxes

     Deferred income taxes are provided for the temporary differences between the financial reporting basis and the tax basis of the Company’s assets and liabilities. Deferred tax assets result principally from the recording of certain accruals and reserves which currently are not deductible for tax purposes. Deferred tax liabilities result principally from temporary differences in the recognition of gains and losses from certain investments and from the use, for tax purposes, of accelerated depreciation.

Income Per Share of Common Stock

     Income per share has been computed by dividing net income for the year by the weighted average number of shares of common stock outstanding during the year, adjusted for the purchase of treasury stock. Shares used in computing income per share were 2,015,780 in fiscal years 2012, 2011 and 2010.

Nonmonetary Asset Exchanges

     In connection with the lease termination and settlement, the Company transferred title to 484 Fulton Street, Brooklyn, New York and in return received title to 14 Hanover Place, Brooklyn, New York. These transactions are recorded at the appraised values of the buildings transferred and received. The appraised values of the two properties were not derived from a negotiation between parties as to the actual purchase and sale prices for such properties since no such negotiation took place. The exchange was accounted for under ASC Topic 805 “Exchanges of Nonmonetary Assets”.

Marketable Securities

     The Company categorizes marketable securities as either trading, available-for-sale or held-to-maturity at the time of purchase. Trading securities are carried at fair value with unrealized gains and losses included in income. Available-for-sale securities are carried at fair value measurements using quoted prices in active markets for identical assets or liabilities (which is considered a Level 1 valuation) with unrealized gains and losses recorded as a separate component of shareholders’ equity. Held-to-maturity securities are carried at amortized cost. Dividends and interest income are accrued as earned. Realized gains and losses are determined on a specific identification basis. The Company reviews marketable securities for impairment whenever circumstances and situations change such that there is an indication that the carrying amounts may not be recovered. The Company did not classify any securities as trading during the three years ended July 31, 2012.

     The Company adopted Accounting Standards Certification (ASC) 820, Fair Value Measurements and Disclosures in 2011. ASC 820 establishes a fair value hierarchy that prioritizes the valuation techniques and creates the following three broad levels, with Level 1 valuation being the highest priority:

Level 1 valuation inputs are quoted market prices in active markets for identical assets or liabilities that are accessible at the measurement date (e.g., equity securities traded on the New York Stock Exchange).

Level 2 valuation inputs are from other than quoted market prices included in Level 1 that are observable for the asset or liability, either directly or indirectly (e.g., quoted market prices of similar assets or liabilities in active markets, or quoted market prices for identical or similar assets or liabilities in markets that are not active).

Level 3 valuation inputs are unobservable (e.g., an entity’s own data) and should be used to measure fair value to the extent that observable inputs are not available.

     In accordance with the provisions of Fair Value Measurements, the following are the Company’s financial assets measured on a recurring basis presented at fair value.

Fair Value Measurements at Reporting Date Using
		Quoted				Quoted
		Prices in				Prices in
		Active				Active
		Markets For	Significant			Markets For	Significant
		Identical	Other	Significant		Identical	Other	Significant
		Assets/	Observable	Unobservable		Assets/	Observable	Unobservable
		Liabilities	Inputs	Inputs		Liabilities	Inputs	Inputs
Description	July 31, 2012	(Level 1)	(Level 2)	(Level 3)	July 31, 2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities -
available-for-sale	$2,215,209	$2,215,209	$—	$—	$1,332,460	$1,332,460	$—	$—
Held-to-maturity	178,176	178,176	—	—	575,937	575,937	—	—
	$2,393,385	$2,393,385	$—	$—	$1,908,397	$1,908,397	$—	$—

Reclassifications

     The consolidated financial statements for prior years reflect certain reclassifications to conform with classifications adopted in 2010. These reclassifications have no effect on net income or loss.

Recently Issued Accounting Literature

     In September 2011, the FASB issued Update No. 2011-09, Compensation - Retirement Benefits (Topic 715): Disclosures About an Employer’s Participation in a Multiemployer Plan. This standard requires enhanced disclosures about an entity’s participation in multiemployer plans that offer pension and other postretirement benefits and became effective for interim and annual periods ending on or after December 15, 2011. The adoption of this update for the year ended July 31, 2012 did not have a material impact on our consolidated financial statements.

MARKETABLE SECURITIES	12 Months Ended
Jul. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Marketable Securities Disclosure [Text Block]

2. MARKETABLE SECURITIES:

     As of July 31, 2012 and 2011, the Company’s marketable securities were classified as follows:

	July 31, 2012				July 31, 2011
		Gross	Gross			Gross	Gross
		Unrealized	Unrealized			Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value	Cost	Gains	Losses	Fair Value
Current:
Held-to-Maturity:
Certificate of deposit	$50,246	$—	$—	$50,246	$50,157	$—	$—	$50,157
Corporate debt securities	176,151	2,025	—	178,176	568,939	7,072	74	575,937
	$226,397	$2,025	$—	$228,422	$619,096	$7,072	$74	$626,094
Non-current:
Available-for-sale:
Mutual funds	$1,255,982	$123,203	$—	$1,379,185	$1,031,793	$107,627	$—	$1,139,420
Equity securities	715,750	135,813	15,539	836,024	110,252	82,788	—	193,040
	$1,971,732	$259,016	$15,539	$2,215,209	$1,142,045	$190,415	$—	$1,332,460

     The Company’s debt and equity securities, gross unrealized losses and fair value, aggregated by investment category and length of time that the investment securities have been in a continuous unrealized loss position, at July 31, 2012 are as follows. All of our investments in corporate debt securities mature in the 1-5 year time frame.

		Less Than
	Fair Value	12 Months
Equity securities	$183,734	$15,539

     Investment income for the years ended July 31, 2012, 2011 and 2010 consists of the following:

	2012	2011	2010
Interest income	$5,121	$44,409	$34,379
Dividend income	45,669	48,072	81,221
Gain (loss) on sale of marketable securities	(18,606)	10,603	(43,880)
Total	$32,184	$103,084	$71,720

DISCONTINUED OPERATIONS	12 Months Ended
Jul. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

3. DISCONTINUED OPERATIONS:

     The Company’s lease with its landlords at the Jowein building in Brooklyn, New York expired on April 30, 2010. The Company returned the premises in “as is” condition and the Company has no obligation to correct, cure or take any action relating to repairing such premises other than the cure of certain existing violations.

     As part of the settlement the Company paid to the landlords’ successor (“490 Owner”) $1,000,000. The Company also transferred to 490 Owner title to 484 Fulton Street, Brooklyn, New York (with an appraised value of $4,490,000) subject to the existing tenancy and 490 Owner has caused title to 14 Hanover Place, Brooklyn, New York (with an appraised value of $900,000) to be transferred to the Company. The appraised values of the two buildings were merely based upon a review of “comparables” (other properties which are believed by the appraisers to be similar to the properties subject to the appraisals). The appraised values of the two properties were not derived from a negotiation between the parties as to the actual purchase and sale prices for such properties since no such negotiation took place. Nor were such appraised values derived using other valuation methods, such as the net present value from cash flows. Accordingly, these appraised values are merely estimated values of the properties. The exchange was accounted for under ASC Topic 805 “Exchanges of Nonmonetary Assets.” The tax treatment was reported as a 1031 exchange.

     The Consolidated Statements of Income and Retained Earnings have been reclassified to show discontinued operations as a single line item. The components are as follows:

	Years Ended July 31,
	2012	2011	2010
Revenues
Rental income	$—	$—	$1,437,819
Fair value adjustment - nonmonetary exchange	—	—	4,490,000
Total	—	—	5,927,819

Expenses
Real estate operating expenses	—	—	1,498,676
Lease termination expenses	—	327,779	4,731,414
Depreciation and amortization	—	—	97,459
Total	—	327,779	6,327,549

(Loss) from discontinued operations	—	(327,779)	(399,730)
Income tax (benefit)	—	(100,000)	(171,000)
Net (loss) from discontinued operations - net of taxes	$—	$(227,779)	$(228,730)

     The termination agreement required the Company to remove a foot bridge over Fulton Street by June 2012. The removal of the foot bridge commenced during the year ended July 31, 2011 and was completed in October 2011. No substantial costs related to the termination of the lease agreement are expected to be incurred in the future.

LONG-TERM DEBT - MORTGAGES AND TERM LOAN	12 Months Ended
Jul. 31, 2012
Mortgages and Term Loan Long Term Debt Disclosure [Abstract]
Mortgages and Term Loan Long Term Debt Disclosure [Text Block]

4. LONG-TERM DEBT-MORTGAGES AND TERM LOAN:

				July 31, 2012		July 31, 2011
		Current
		Annual	Final	Due	Due	Due	Due
		Interest	Payment	Within	After	Within	After
		Rate	Date	One Year	One Year	One Year	One Year
Mortgages:
Jamaica, New York property	(a)	6%	4/01/12	$—	$—	$1,085,542	$—
Jamaica, New York property	(b)	6.81%	10/01/11	—	—	2,113,948	—
Fishkill, New York property	(c,d)	6.98%	2/18/15	45,028	1,586,896	41,655	1,631,924
Bond St. building, Brooklyn, NY	(d)	6.98%	2/18/15	113,634	4,004,701	105,122	4,118,335
Total				$158,662	$5,591,597	$3,346,267	$5,750,259
____________________

(a)	The Company, on September 11, 1996, closed a loan with a bank in the amount of $4,000,000. The loan was secured by a first mortgage lien covering the entire leasehold interest of the Company, as tenant, in a certain ground lease and building in the Jamaica, New York property. In March 2007, the Company extended the loan for five years with an option for an additional five-year period. The interest rate for the extended period was 6.00% per annum. Interest and amortization of principal was being made in constant monthly amounts based on a fifteen year (15) payout period. The Company paid off the balance of the loan in the amount of $1,036,602 in March 2012.

(b)	The Company, on December 13, 2000, closed a loan with a bank in the amount of $3,500,000. The loan was secured by a second position leasehold mortgage covering the entire leasehold interest of the Company, as tenant, in a certain ground lease and building in the Jamaica, New York property. The Company paid the balance due on the loan in the amount of $2,090,493 in September 2011.

(c)	On August 19, 2004 the Company extended the then existing loan for forty-two (42) months, with an option to convert the loan to a seven (7) year permanent mortgage loan. (See Note 4(d) below). The Company, in February 2008, converted the loan to a seven (7) year permanent mortgage loan. The interest rate on conversion was 6.98%.

(d)	The Company, on August 19, 2004, closed a loan with a bank for a $12,000,000 multiple draw term loan. This loan financed seventy-five (75%) percent of the cost of capital improvements for an existing lease to a tenant and capital improvements for future tenant leases at the Company’s Brooklyn, New York (Bond Street building) and Fishkill, New York properties through February 2008. The loan also financed $850,000 towards the construction of two new elevators at the Company’s Brooklyn, New York property (Bond Street building). The loan consists of: a) a permanent, first mortgage loan to refinance an existing first mortgage loan affecting the Fishkill, New York property, which matured on July 1, 2004 (the “First Permanent Loan”) (see Note 4(c)), b) a permanent subordinate mortgage loan in the amount of $1,870,000 (the “Second Permanent Loan”), and c) multiple, successively subordinate loans in the amount $8,295,274 (“Subordinate Building Loans”). As of August 19, 2004, the Company refinanced the existing mortgage on the Company’s Fishkill, New York property, which balance was $1,834,726, and took down an additional $2,820,000 for capital improvements for two tenants at the Company’s Bond Street building in Brooklyn, New York. In fiscal 2006, 2007 and 2008, the Company drew down additional amounts totaling $916,670, on its multiple draw term loan to finance tenant improvements and brokerage commissions for the leasing of 13,026 square feet for office use at the Company’s Bond Street building in Brooklyn, New York. The Company in February 2008 converted the loan to a seven (7) year permanent mortgage loan. The interest rate on conversion was 6.98%. Since the loan has been converted to a permanent mortgage loan, the balance of the financing on this loan was for the new elevators at the Company’s Bond Street building in Brooklyn, New York in the amount of $850,000 referred to above. The $850,000 was drawn down in fiscal 2010.

     Maturities of long-term debt-mortgages and term loan payable outstanding at July 31, 2012 are as follows: Years ending July 31, 2013 (included in current liabilities); $158,662; 2014; $170,262; 2015; $5,421,335.

     The carrying value of all properties collateralizing the above debt is $22,732,225 at July 31, 2012.

INCOME TAXES	12 Months Ended
Jul. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

5. INCOME TAXES:

     Significant components of the Company’s deferred tax assets and liabilities as of July 31, 2012 and 2011 are a result of temporary differences related to the items described as follows:

	2012		2011
	Deferred	Deferred	Deferred	Deferred
	Tax Assets	Tax Liabilities	Tax Assets	Tax Liabilities
Rental income received in advance	$182,887	$—	$75,942	$—
Unbilled receivables	—	995,691	—	546,074
Property and equipment	—	2,176,716	—	1,480,944
Unrealized gain on marketable securities	—	109,471	—	64,741
Other	416,246	—	255,817	—
	$599,133	$3,281,878	$331,759	$2,091,759

     The Company has determined, based on its history of operating earnings and expectations for the future, that it is more likely than not that future taxable income will be sufficient to fully utilize the deferred tax assets at July 31, 2012 and 2011.

     Income taxes provided for the years ended July 31, 2012, 2011 and 2010 consist of the following:

Current:	2012	2011	2010
Federal	$362,463	$68,845	$315,000
State and City	291,537	205,155	95,000
Deferred taxes (benefit)
Federal	408,000	198,000	(101,000)
State and City	469,000	—	—
Total provision	$1,531,000	$472,000	$309,000

     Income taxes provided for the years ended July 31, 2012, 2011 and 2010 consist of the following:

	2012	2011	2010
Continuing operations	$1,531,000	$572,000	$480,000
Discontinued operations	—	(100,000)	(171,000)
Total provision	$1,531,000	$472,000	$309,000

     Components of the deferred tax provision (benefit) for the years ended July 31, 2012, 2011 and 2010 consist of the following:

	2012	2011	2010
Book depreciation exceeding tax depreciation	$695,771	$357,354	$10,372
Reduction (increase) of rental income received in advance	(106,944)	(14,795)	104,739
Increase (decrease) in unbilled receivables	449,617	(108,692)	(187,274)
Other	(161,444)	(35,867)	(28,837)
	$877,000	$198,000	$(101,000)

     For the year ended July 31, 2012, deferred tax expense is $877,000, of which $ 469,000 is due to a change in the expected calculation of New York State and New York City taxes. Historically, the Company has calculated the aforementioned taxes based on capital; as such, the taxes were considered franchise taxes and were not included when calculating deferred taxes. Currently, management expects future taxes for New York State and New York City to be calculated based on income. Due to a move from a tax based on capital to a calculation based on income, the Company increased the deferred tax asset, deferred tax liability, and deferred taxes on unrealized gain on available-for-sale securities by $145,000, $641,000, and $27,000, respectively, at July 31, 2012, with the charge to deferred tax expense for $469,000.

     Taxes provided for the years ended July 31, 2012, 2011 and 2010 differ from amounts which would result from applying the federal statutory tax rate to pre-tax income, as follows:

	2012	2011	2010
Income before income taxes	$2,801,353	$1,002,302	$741,207
Dividends received deduction	(7,992)	(8,412)	(14,214)
Other-net	8,023	9,792	5,546
Adjusted pre-tax income	$2,801,384	$1,003,682	$732,539
Statutory rate	34%	34%	34%
Income tax provision at statutory rate	$869,586	$336,598	$246,300
State and City income taxes, net of federal income tax benefit	192,414	135,402	62,700
State and City deferred income taxes	469,000	—	—
Income tax provision	$1,531,000	$472,000	$309,000

     For the year ended July 31, 2012, the Company utilized a $121,103 federal net operating loss carry forward, resulting in a current federal benefit in the income tax provision of $41,175.

     The Company evaluates the effect of uncertain tax positions in accordance with the provisions of GAAP. The Company records interest and penalties relating to its tax returns and provisions as interest expense and administrative and general expenses, respectively.

     The Company’s tax returns through the year ended July 31, 2006 have been audited by the various taxing authorities. Generally tax returns filed are subject to audit for three years by the appropriate taxing jurisdictions.

     In December 2011, the Internal Revenue Service (IRS) issued new Temporary Regulations that provide guidance on amounts paid to improve tangible property and acquire or produce tangible property, as well as guidance regarding the disposition of property and the expensing of supplies and materials (commonly referred to as the “Repair” Regulations), which are generally effective for taxable years beginning on or after January 1, 2012. The finalized regulations are effective for the Company’s fiscal year ending July 31, 2013. The Company is currently in the process of assessing the impact the new regulations will have on its tax obligations for fiscal 2013 and beyond, and at this time does not anticipate that it will have a material impact on the Company’s consolidated results of operations, cash flows or financial position.

LEASES	12 Months Ended
Jul. 31, 2012
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]

6. LEASES:

     The Company’s real estate operations encompass both owned and leased properties. The current leases on leased property, most of which have options to extend the terms, range from 9 years to 31 years. Certain of the leases provide for additional rentals under certain circumstances and obligate the Company for payments of real estate taxes and other expenses.

     Rental expense for leased real property for each of the three fiscal years in the period ended July 31, 2012 was exceeded by sublease rental income, as follows:

	2012	2011	2010
Minimum rental expense	$1,752,764	$1,709,197	$2,108,028
Contingent rental expense	743,248	726,340	1,594,141
	2,496,012	2,435,537	3,702,169
Sublease rental income	6,222,388	5,807,901	7,405,626
Excess of sublease income over expense	$3,726,376	$3,372,364	$3,703,457

     Rent expense related to an affiliate principally owned by certain directors of the Company totaled $825,000 for fiscal years ended July 31, 2012, 2011 and 2010. The rent expense is derived from two leases which expire July 31, 2027 and April 30, 2031, respectively. Rent expense is recognized on a straight-line basis over the lives of the leases.

     Future minimum non-cancelable rental commitments for operating leases with initial or remaining terms of one year or more are payable as follows:

Operating
Fiscal Year	Leases
2013	$1,729,116
2014	1,730,725
2015	1,731,609
2016	1,731,609
2017	1,731,609
After 2017	19,825,083
Total required*	$28,479,751
____________________

*	Minimum payments have not been reduced by minimum sublease rentals of $38,660,505 under operating leases due in the future under non-cancelable leases.

RENTAL INCOME	12 Months Ended
Jul. 31, 2012
Rental Income [Abstract]
Rental Income [Text Block]

7. RENTAL INCOME:

     Rental income for each of the fiscal years 2012, 2011 and 2010 is as follows:

	July 31,
	2012	2011	2010
Minimum rentals
Company owned property	$9,920,860	$8,564,516	$8,071,157
Leased property	5,900,541	5,483,174	6,769,132
	15,821,401	14,047,690	14,840,289
Contingent rentals
Company owned property	386,815	483,948	485,350
Leased property	321,847	324,727	636,494
	708,662	808,675	1,121,844
Total	$16,530,063	$14,856,365	$15,962,133

     Rental income for each of the fiscal years 2012, 2011 and 2010 is as follows:

	2012	2011	2010
Continuing operations	$16,530,063	$14,856,365	$14,524,314
Discontinued operations	—	—	1,437,819
Total	$16,530,063	$14,856,365	$15,962,133

     Future minimum non-cancelable rental income for leases with initial or remaining terms of one year or more is as follows:

	Company
	Owned	Leased
Fiscal Year	Property	Property	Total
2013	$8,993,030	$6,059,607	$15,052,637
2014	7,588,782	5,268,029	12,856,811
2015	6,765,239	4,635,864	11,401,103
2016	6,605,458	4,397,549	11,003,007
2017	5,966,673	3,554,928	9,521,601
After 2017	22,989,765	14,744,528	37,734,293
Total	$58,908,947	$38,660,505	$97,569,452

     Rental income is recognized on a straight-line basis over the lives of the leases.

PAYROLL AND OTHER ACCRUED LIABILITIES	12 Months Ended
Jul. 31, 2012
Payroll and Other Accrued Liabilities [Abstract]
Payroll and Other Accrued Liabilities Disclosure [Text Block]

8. PAYROLL AND OTHER ACCRUED LIABILITIES:

     Payroll and other accrued liabilities for the fiscal years ended July 31, 2012 and 2011 consist of the following:

	2012	2011
Payroll	$148,854	$133,020
Interest	40,812	59,349
Professional fees	141,120	147,741
Rents received in advance	409,287	223,360
Utilities	9,250	10,800
Brokers commissions	135,195	313,140
Construction costs	—	160,905
Other	627,883	548,480
Total	1,512,401	1,596,795
Less current portion	1,483,944	1,511,225
Long term portion	$28,457	$85,570

EMPLOYEES' RETIREMENT PLANS	12 Months Ended
Jul. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

9. EMPLOYEES’ RETIREMENT PLANS:

     The Company contributes to a union sponsored multi-employer pension plan covering its union employees. The Company contributions to the pension plan for the years ended July 31, 2012, 2011 and 2010 were $29,628, $27,039 and $23,142, respectively. Contributions and costs are determined in accordance with the provisions of negotiated labor contracts or terms of the plans. The Company also contributes to union sponsored health benefit plans.

Contingent liability for pension plan

     Information as to the Company’s portion of accumulated pension plan benefits and plan assets is not reported separately by the union sponsored pension plan. A contingent liability may exist because an employer under the Employee Retirement Income Security Act, upon withdrawal from a multi-employer defined benefit plan, is required to continue to pay its proportionate share of the plan’s unfunded vested benefits, if any. The liability under this provision has not been determined; however, the Company has no intention of withdrawing from the plan. Union annuity and health and welfare benefits plans are defined contribution plans and do not have unfunded vested benefits.

     The Company sponsors a non-contributory Money Purchase Plan covering substantially all of its non-union employees. Operations were charged $334,152, $340,751 and $330,789 as contributions to the Plan for fiscal years 2012, 2011 and 2010, respectively.

CASH FLOW INFORMATION	12 Months Ended
Jul. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Cash Flow, Supplemental Disclosures [Text Block]

10. CASH FLOW INFORMATION:

     For purposes of reporting cash flows, the Company considers cash equivalents to consist of short-term highly liquid investments with maturities of three months or less, which are readily convertible into cash.

     Supplemental disclosures:

	July 31,
	2012	2011	2010
Interest paid, net of capitalized interest of $4,056 (2012),
$44,108 (2011) and $569 (2010)	$541,301	$658,004	$723,623
Income taxes paid	$259,061	$333,380	$864,174

FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS	12 Months Ended
Jul. 31, 2012
Financial Instruments and Credit Risk Concentrations Disclosure [Abstract]
Financial Instruments and Credit Risk Concentrations Disclosure [Text Block]

11. FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS:

     The following disclosure of estimated fair value was determined by the Company using available market information and appropriate valuation methods. Considerable judgment is necessary to develop estimates of fair value. The estimates presented herein are not necessarily indicative of the amounts that could be realized upon disposition of the financial instruments.

     The Company estimates the fair value of its financial instruments using the following methods and assumptions: (i) quoted market prices, when available, are used to estimate the fair value of investments in marketable debt and equity securities; (ii) discounted cash flow analyses are used to estimate the fair value of long-term debt, using the Company’s estimate of current interest rates for similar debt; and (iii) carrying amounts in the balance sheet approximate fair value for cash and cash equivalents and tenant security deposits due to their high liquidity.

	July 31, 2012
	Carrying	Fair
	Value	Value
Cash and cash equivalents	$1,340,203	$1,340,203
Marketable securities	$2,441,606	$2,443,631
Security deposits payable	$960,916	$960,916
Mortgages, note and term loan payable	$6,750,259	$8,164,075

     Financial instruments that are potentially subject to concentrations of credit risk consist principally of marketable securities and cash and cash equivalents. Marketable securities and cash and cash equivalents are placed with multiple financial institutions and instruments to minimize risk. No assurance can be made that such financial institutions and instruments will minimize all such risk.

     Other assets subject to credit risk include receivables and unbilled receivables. The Company derived rental income from fifty tenants, of which one tenant accounted for 19.34% and another tenant accounted for 15.46% of rental income during the year ended July 31, 2012. No other tenant accounted for more than 10% of rental income during the year ended July 31, 2012. Of the receivables recorded at July 31, 2012, one tenant accounted for 42.02% of the receivables due to a restructuring of the payments due on leases and another tenant accounted for 12.63% of the receivables. Of the unbilled receivables, one tenant accounted for 23.58% and another tenant accounted for 13.44% of the balance at July 31, 2012. No other tenants accounted for either 10% of billed receivables, unbilled receivables, or combined billed and unbilled receivables. Write-offs of uncollectible amounts were minimal for the three years ended July 31, 2012.

     The Company has one irrevocable letter of credit totaling $230,000 at July 31, 2012 and 2011 provided by one tenant.

DEFERRED CHARGES	12 Months Ended
Jul. 31, 2012
Deferred Charges [Abstract]
Deferred Charges Disclosure [Text Block]

12. DEFERRED CHARGES:

     Deferred charges for the fiscal years ended July 31, 2012 and 2011 consist of the following:

	July 31, 2012		July 31, 2011
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Leasing brokerage commissions	$2,486,928	$1,060,337	$2,349,667	$796,518
Professional fees for leasing	313,183	138,161	324,183	127,679
Financing costs	760,671	667,436	760,671	629,829
Other	34,064	22,708	34,064	11,354
Total	$3,594,846	$1,888,642	$3,468,585	$1,565,380

     The aggregate amortization expense for the three years in the period ended July 31, 2012 was $334,261, $363,148, and $383,454, respectively.

     The weighted average life of current year additions to deferred charges was 13.00 years.

     The estimated aggregate amortization expense for each of the five succeeding fiscal years is as follows:

Fiscal Year	Amortization
2013	$345,896
2014	$290,773
2015	$241,117
2016	$188,653
2017	$145,438

CAPITALIZATION	12 Months Ended
Jul. 31, 2012
Capitalization Disclosure [Abstract]
Capitalization Disclosure [Text Block]

13. CAPITALIZATION:

     The Company is capitalized entirely through common stock with identical voting rights and rights to liquidation. Treasury stock is recorded at cost and consists of 162,517 shares at July 31, 2012 and at July 31, 2011.

NOTE PAYABLE	12 Months Ended
Jul. 31, 2012
Debt Disclosure [Abstract]
Note Payable Disclosure [Text Block]

14. NOTE PAYABLE:

     On December 15, 2004, the Company borrowed $1,000,000 from a former director of the Company, who is also a greater than 10% beneficial owner of the outstanding common stock of the Company. The term of the loan was for a period of three (3) years maturing on December 15, 2007 and was extended for an additional three (3) years maturing on December 15, 2010, at an interest rate of 7.50% per annum. The loan is unsecured. The note is prepayable in whole or in part at any time without penalty. The constant quarterly payments of interest were $18,750 through December 15, 2010. The Company, on November 11, 2010, further extended the note for an additional three (3) years maturing on December 15, 2013, at an interest rate of 5.00% per annum. The constant quarterly payment of interest is $12,500. The interest paid for the year ended July 31, 2012 was $50,000, for 2011 $59,375 and 2010 was $75,000.

CONTINGENCIES	12 Months Ended
Jul. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

15. CONTINGENCIES:

     There are various lawsuits and claims pending against the Company. It is the opinion of management that the resolution of these matters will not have a material adverse effect on the Company’s Consolidated Financial Statements.

     If the Company sells, transfers, disposes of or demolishes 25 Elm Place, Brooklyn, New York, then the Company may be liable to create a condominium unit for the loading dock. The necessity of creating the condominium unit and the cost of such condominium unit cannot be determined at this time.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jul. 31, 2012
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]

Consolidation

     The consolidated financial statements include the accounts of the Company, a New York corporation and its subsidiaries, which are wholly-owned. Material intercompany items have been eliminated in consolidation.

Accounting Records and Use Of Estimates [Policy Text Block]

Accounting Records and Use of Estimates

     The accounting records are maintained in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Company’s financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, the disclosure of contingent assets and liabilities, and the reported amounts of revenues and expenses during the reporting period. The estimates that we make include allowance for doubtful accounts, depreciation and amortization, income tax assets and liabilities, fair value of marketable securities, revenue recognition and accrued expenses. Estimates are based on historical experience where applicable or other assumptions that management believes are reasonable under the circumstances. Due to the inherent uncertainty involved in making estimates, actual results may differ from those estimates under different assumptions or conditions.

Rental Income [Policy Text Block]

Rental Income

     All of the real estate owned by the Company is held for leasing to tenants except for a small portion used for Company offices. Rent is recognized from tenants under executed leases no later than on an established date or on an earlier date if the tenant should commence conducting business. Unbilled receivables represent the excess of scheduled rental income recognized on a straight-line basis over rental income as it becomes receivable according to the provisions of the lease. Contingent rental income is recorded when earned and is not based on tenant revenue. Based upon its periodic assessment of the quality of the receivables, management, using its historical knowledge of the tenants and industry experience, determines whether a reserve or write-off is required. Management has determined that no allowance for uncollected receivables is considered necessary.

Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment

     Property and equipment are stated at cost. Depreciation is calculated using the straight-line method and the declining-balance method. Amortization of improvements to leased property is calculated over the shorter of the life of the lease or the estimated useful life of the improvements. Lives used to determine depreciation and amortization are generally as follows:

Buildings and improvements	18-40 years
Improvements to leased property	3-40 years
Fixtures and equipment	7-12 years
Other	3-5 years

     Maintenance, repairs, renewals and improvements of a non-permanent nature are charged to expense when incurred. Expenditures for additions and major renewals or improvements are capitalized along with the associated interest cost during construction. The cost of assets sold or retired and the accumulated depreciation or amortization thereon are eliminated from the respective accounts in the year of disposal, and the resulting gain or loss is credited or charged to income. Capitalized interest is recorded as part of the asset to which it relates and is amortized over the asset’s estimated useful life.

     The Company reviews long-lived assets for impairment whenever circumstances and situations change such that there is an indication that the carrying amounts may not be recovered. At July 31, 2012 and 2011, there were no impairments of its property and equipment.

Deferred Charges, Policy [Policy Text Block]

Deferred Charges

     Deferred charges consist principally of costs incurred in connection with the leasing of property to tenants. Such costs are amortized over the related lease periods, ranging from 1 to 21 years, using the straight-line method.

Income Tax, Policy [Policy Text Block]

Income Taxes

     Deferred income taxes are provided for the temporary differences between the financial reporting basis and the tax basis of the Company’s assets and liabilities. Deferred tax assets result principally from the recording of certain accruals and reserves which currently are not deductible for tax purposes. Deferred tax liabilities result principally from temporary differences in the recognition of gains and losses from certain investments and from the use, for tax purposes, of accelerated depreciation.

Earnings Per Share, Policy [Policy Text Block]

Income Per Share of Common Stock

     Income per share has been computed by dividing net income for the year by the weighted average number of shares of common stock outstanding during the year, adjusted for the purchase of treasury stock. Shares used in computing income per share were 2,015,780 in fiscal years 2012, 2011 and 2010.

Nonmonetary Asset Exchanges [Policy Text Block]

Nonmonetary Asset Exchanges

     In connection with the lease termination and settlement, the Company transferred title to 484 Fulton Street, Brooklyn, New York and in return received title to 14 Hanover Place, Brooklyn, New York. These transactions are recorded at the appraised values of the buildings transferred and received. The appraised values of the two properties were not derived from a negotiation between parties as to the actual purchase and sale prices for such properties since no such negotiation took place. The exchange was accounted for under ASC Topic 805 “Exchanges of Nonmonetary Assets”.

Marketable Securities, Policy [Policy Text Block]

Marketable Securities

     The Company categorizes marketable securities as either trading, available-for-sale or held-to-maturity at the time of purchase. Trading securities are carried at fair value with unrealized gains and losses included in income. Available-for-sale securities are carried at fair value measurements using quoted prices in active markets for identical assets or liabilities (which is considered a Level 1 valuation) with unrealized gains and losses recorded as a separate component of shareholders’ equity. Held-to-maturity securities are carried at amortized cost. Dividends and interest income are accrued as earned. Realized gains and losses are determined on a specific identification basis. The Company reviews marketable securities for impairment whenever circumstances and situations change such that there is an indication that the carrying amounts may not be recovered. The Company did not classify any securities as trading during the three years ended July 31, 2012.

     The Company adopted Accounting Standards Certification (ASC) 820, Fair Value Measurements and Disclosures in 2011. ASC 820 establishes a fair value hierarchy that prioritizes the valuation techniques and creates the following three broad levels, with Level 1 valuation being the highest priority:

Level 1 valuation inputs are quoted market prices in active markets for identical assets or liabilities that are accessible at the measurement date (e.g., equity securities traded on the New York Stock Exchange).

Level 2 valuation inputs are from other than quoted market prices included in Level 1 that are observable for the asset or liability, either directly or indirectly (e.g., quoted market prices of similar assets or liabilities in active markets, or quoted market prices for identical or similar assets or liabilities in markets that are not active).

Level 3 valuation inputs are unobservable (e.g., an entity’s own data) and should be used to measure fair value to the extent that observable inputs are not available.

     In accordance with the provisions of Fair Value Measurements, the following are the Company’s financial assets measured on a recurring basis presented at fair value.

Fair Value Measurements at Reporting Date Using
		Quoted				Quoted
		Prices in				Prices in
		Active				Active
		Markets For	Significant			Markets For	Significant
		Identical	Other	Significant		Identical	Other	Significant
		Assets/	Observable	Unobservable		Assets/	Observable	Unobservable
		Liabilities	Inputs	Inputs		Liabilities	Inputs	Inputs
Description	July 31, 2012	(Level 1)	(Level 2)	(Level 3)	July 31, 2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities -
available-for-sale	$2,215,209	$2,215,209	$—	$—	$1,332,460	$1,332,460	$—	$—
Held-to-maturity	178,176	178,176	—	—	575,937	575,937	—	—
	$2,393,385	$2,393,385	$—	$—	$1,908,397	$1,908,397	$—	$—

Reclassification, Policy [Policy Text Block]

Reclassifications

     The consolidated financial statements for prior years reflect certain reclassifications to conform with classifications adopted in 2010. These reclassifications have no effect on net income or loss.

New Accounting Pronouncements, Policy [Policy Text Block]

Recently Issued Accounting Literature

     In September 2011, the FASB issued Update No. 2011-09, Compensation - Retirement Benefits (Topic 715): Disclosures About an Employer’s Participation in a Multiemployer Plan. This standard requires enhanced disclosures about an entity’s participation in multiemployer plans that offer pension and other postretirement benefits and became effective for interim and annual periods ending on or after December 15, 2011. The adoption of this update for the year ended July 31, 2012 did not have a material impact on our consolidated financial statements.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jul. 31, 2012
Accounting Policies [Abstract]
Property, Plant and Equipment [Table Text Block]

Lives used to determine depreciation and amortization are generally as follows:

Buildings and improvements	18-40 years
Improvements to leased property	3-40 years
Fixtures and equipment	7-12 years
Other	3-5 years

Fair Value, Assets Measured on Recurring Basis [Table Text Block]

In accordance with the provisions of Fair Value Measurements, the following are the Company’s financial assets measured on a recurring basis presented at fair value.

Fair Value Measurements at Reporting Date Using
		Quoted				Quoted
		Prices in				Prices in
		Active				Active
		Markets For	Significant			Markets For	Significant
		Identical	Other	Significant		Identical	Other	Significant
		Assets/	Observable	Unobservable		Assets/	Observable	Unobservable
		Liabilities	Inputs	Inputs		Liabilities	Inputs	Inputs
Description	July 31, 2012	(Level 1)	(Level 2)	(Level 3)	July 31, 2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities -
available-for-sale	$2,215,209	$2,215,209	$—	$—	$1,332,460	$1,332,460	$—	$—
Held-to-maturity	178,176	178,176	—	—	575,937	575,937	—	—
	$2,393,385	$2,393,385	$—	$—	$1,908,397	$1,908,397	$—	$—

MARKETABLE SECURITIES (Tables)	12 Months Ended
Jul. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Marketable Securities [Table Text Block]

As of July 31, 2012 and 2011, the Company’s marketable securities were classified as follows:

	July 31, 2012				July 31, 2011
		Gross	Gross			Gross	Gross
		Unrealized	Unrealized			Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value	Cost	Gains	Losses	Fair Value
Current:
Held-to-Maturity:
Certificate of deposit	$50,246	$—	$—	$50,246	$50,157	$—	$—	$50,157
Corporate debt securities	176,151	2,025	—	178,176	568,939	7,072	74	575,937
	$226,397	$2,025	$—	$228,422	$619,096	$7,072	$74	$626,094
Non-current:
Available-for-sale:
Mutual funds	$1,255,982	$123,203	$—	$1,379,185	$1,031,793	$107,627	$—	$1,139,420
Equity securities	715,750	135,813	15,539	836,024	110,252	82,788	—	193,040
	$1,971,732	$259,016	$15,539	$2,215,209	$1,142,045	$190,415	$—	$1,332,460

Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Table Text Block]

The Company’s debt and equity securities, gross unrealized losses and fair value, aggregated by investment category and length of time that the investment securities have been in a continuous unrealized loss position, at July 31, 2012 are as follows. All of our investments in corporate debt securities mature in the 1-5 year time frame.

		Less Than
	Fair Value	12 Months
Equity securities	$183,734	$15,539

Investment Income [Table Text Block]

Investment income for the years ended July 31, 2012, 2011 and 2010 consists of the following:

	2012	2011	2010
Interest income	$5,121	$44,409	$34,379
Dividend income	45,669	48,072	81,221
Gain (loss) on sale of marketable securities	(18,606)	10,603	(43,880)
Total	$32,184	$103,084	$71,720

DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Jul. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]

The Consolidated Statements of Income and Retained Earnings have been reclassified to show discontinued operations as a single line item. The components are as follows:

	Years Ended July 31,
	2012	2011	2010
Revenues
Rental income	$—	$—	$1,437,819
Fair value adjustment - nonmonetary exchange	—	—	4,490,000
Total	—	—	5,927,819

Expenses
Real estate operating expenses	—	—	1,498,676
Lease termination expenses	—	327,779	4,731,414
Depreciation and amortization	—	—	97,459
Total	—	327,779	6,327,549

(Loss) from discontinued operations	—	(327,779)	(399,730)
Income tax (benefit)	—	(100,000)	(171,000)
Net (loss) from discontinued operations - net of taxes	$—	$(227,779)	$(228,730)

LONG-TERM DEBT - MORTGAGES AND TERM LOAN (Tables)	12 Months Ended
Jul. 31, 2012
Mortgages and Term Loan Long Term Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]

				July 31, 2012		July 31, 2011
		Current
		Annual	Final	Due	Due	Due	Due
		Interest	Payment	Within	After	Within	After
		Rate	Date	One Year	One Year	One Year	One Year
Mortgages:
Jamaica, New York property	(a)	6%	4/01/12	$—	$—	$1,085,542	$—
Jamaica, New York property	(b)	6.81%	10/01/11	—	—	2,113,948	—
Fishkill, New York property	(c,d)	6.98%	2/18/15	45,028	1,586,896	41,655	1,631,924
Bond St. building, Brooklyn, NY	(d)	6.98%	2/18/15	113,634	4,004,701	105,122	4,118,335
Total				$158,662	$5,591,597	$3,346,267	$5,750,259
____________________

(a)	The Company, on September 11, 1996, closed a loan with a bank in the amount of $4,000,000. The loan was secured by a first mortgage lien covering the entire leasehold interest of the Company, as tenant, in a certain ground lease and building in the Jamaica, New York property. In March 2007, the Company extended the loan for five years with an option for an additional five-year period. The interest rate for the extended period was 6.00% per annum. Interest and amortization of principal was being made in constant monthly amounts based on a fifteen year (15) payout period. The Company paid off the balance of the loan in the amount of $1,036,602 in March 2012.

(b)	The Company, on December 13, 2000, closed a loan with a bank in the amount of $3,500,000. The loan was secured by a second position leasehold mortgage covering the entire leasehold interest of the Company, as tenant, in a certain ground lease and building in the Jamaica, New York property. The Company paid the balance due on the loan in the amount of $2,090,493 in September 2011.

(c)	On August 19, 2004 the Company extended the then existing loan for forty-two (42) months, with an option to convert the loan to a seven (7) year permanent mortgage loan. (See Note 4(d) below). The Company, in February 2008, converted the loan to a seven (7) year permanent mortgage loan. The interest rate on conversion was 6.98%.

(d)	The Company, on August 19, 2004, closed a loan with a bank for a $12,000,000 multiple draw term loan. This loan financed seventy-five (75%) percent of the cost of capital improvements for an existing lease to a tenant and capital improvements for future tenant leases at the Company’s Brooklyn, New York (Bond Street building) and Fishkill, New York properties through February 2008. The loan also financed $850,000 towards the construction of two new elevators at the Company’s Brooklyn, New York property (Bond Street building). The loan consists of: a) a permanent, first mortgage loan to refinance an existing first mortgage loan affecting the Fishkill, New York property, which matured on July 1, 2004 (the “First Permanent Loan”) (see Note 4(c)), b) a permanent subordinate mortgage loan in the amount of $1,870,000 (the “Second Permanent Loan”), and c) multiple, successively subordinate loans in the amount $8,295,274 (“Subordinate Building Loans”). As of August 19, 2004, the Company refinanced the existing mortgage on the Company’s Fishkill, New York property, which balance was $1,834,726, and took down an additional $2,820,000 for capital improvements for two tenants at the Company’s Bond Street building in Brooklyn, New York. In fiscal 2006, 2007 and 2008, the Company drew down additional amounts totaling $916,670, on its multiple draw term loan to finance tenant improvements and brokerage commissions for the leasing of 13,026 square feet for office use at the Company’s Bond Street building in Brooklyn, New York. The Company in February 2008 converted the loan to a seven (7) year permanent mortgage loan. The interest rate on conversion was 6.98%. Since the loan has been converted to a permanent mortgage loan, the balance of the financing on this loan was for the new elevators at the Company’s Bond Street building in Brooklyn, New York in the amount of $850,000 referred to above. The $850,000 was drawn down in fiscal 2010.

INCOME TAXES (Tables)	12 Months Ended
Jul. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Significant components of the Company’s deferred tax assets and liabilities as of July 31, 2012 and 2011 are a result of temporary differences related to the items described as follows:

	2012		2011
	Deferred	Deferred	Deferred	Deferred
	Tax Assets	Tax Liabilities	Tax Assets	Tax Liabilities
Rental income received in advance	$182,887	$—	$75,942	$—
Unbilled receivables	—	995,691	—	546,074
Property and equipment	—	2,176,716	—	1,480,944
Unrealized gain on marketable securities	—	109,471	—	64,741
Other	416,246	—	255,817	—
	$599,133	$3,281,878	$331,759	$2,091,759

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

Income taxes provided for the years ended July 31, 2012, 2011 and 2010 consist of the following:

Current:	2012	2011	2010
Federal	$362,463	$68,845	$315,000
State and City	291,537	205,155	95,000
Deferred taxes (benefit)
Federal	408,000	198,000	(101,000)
State and City	469,000	—	—
Total provision	$1,531,000	$472,000	$309,000

Schedule Of Income Tax Provided For Continuing and Discontinued Operations [Table Text Block]

 Income taxes provided for the years ended July 31, 2012, 2011 and 2010 consist of the following:

	2012	2011	2010
Continuing operations	$1,531,000	$572,000	$480,000
Discontinued operations	—	(100,000)	(171,000)
Total provision	$1,531,000	$472,000	$309,000

Schedule Of Components Of Deferred Tax Provision Benefit [Table Text Block]

Components of the deferred tax provision (benefit) for the years ended July 31, 2012, 2011 and 2010 consist of the following:

	2012	2011	2010
Book depreciation exceeding tax depreciation	$695,771	$357,354	$10,372
Reduction (increase) of rental income received in advance	(106,944)	(14,795)	104,739
Increase (decrease) in unbilled receivables	449,617	(108,692)	(187,274)
Other	(161,444)	(35,867)	(28,837)
	$877,000	$198,000	$(101,000)

Schdule Of Income Tax Provision Result From Applying Federal Statutory Tax Rate To Pre-Tax Income [Table Text Block]

Taxes provided for the years ended July 31, 2012, 2011 and 2010 differ from amounts which would result from applying the federal statutory tax rate to pre-tax income, as follows:

	2012	2011	2010
Income before income taxes	$2,801,353	$1,002,302	$741,207
Dividends received deduction	(7,992)	(8,412)	(14,214)
Other-net	8,023	9,792	5,546
Adjusted pre-tax income	$2,801,384	$1,003,682	$732,539
Statutory rate	34%	34%	34%
Income tax provision at statutory rate	$869,586	$336,598	$246,300
State and City income taxes, net of federal income tax benefit	192,414	135,402	62,700
State and City deferred income taxes	469,000	—	—
Income tax provision	$1,531,000	$472,000	$309,000

LEASES (Tables)	12 Months Ended
Jul. 31, 2012
Leases [Abstract]
Operating Leases of Lessee Disclosure [Table Text Block]

Rental expense for leased real property for each of the three fiscal years in the period ended July 31, 2012 was exceeded by sublease rental income, as follows:

	2012	2011	2010
Minimum rental expense	$1,752,764	$1,709,197	$2,108,028
Contingent rental expense	743,248	726,340	1,594,141
	2,496,012	2,435,537	3,702,169
Sublease rental income	6,222,388	5,807,901	7,405,626
Excess of sublease income over expense	$3,726,376	$3,372,364	$3,703,457

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

 Future minimum non-cancelable rental commitments for operating leases with initial or remaining terms of one year or more are payable as follows:

Operating
Fiscal Year	Leases
2013	$1,729,116
2014	1,730,725
2015	1,731,609
2016	1,731,609
2017	1,731,609
After 2017	19,825,083
Total required*	$28,479,751
____________________

*	Minimum payments have not been reduced by minimum sublease rentals of $38,660,505 under operating leases due in the future under non-cancelable leases.

RENTAL INCOME (Tables)	12 Months Ended
Jul. 31, 2012
Rental Income [Abstract]
Schedule Of Rental Income Classified By Property [Table Text Block]

Rental income for each of the fiscal years 2012, 2011 and 2010 is as follows:

	July 31,
	2012	2011	2010
Minimum rentals
Company owned property	$9,920,860	$8,564,516	$8,071,157
Leased property	5,900,541	5,483,174	6,769,132
	15,821,401	14,047,690	14,840,289
Contingent rentals
Company owned property	386,815	483,948	485,350
Leased property	321,847	324,727	636,494
	708,662	808,675	1,121,844
Total	$16,530,063	$14,856,365	$15,962,133

Schedule Of Rental Income [Table Text Block]

Rental income for each of the fiscal years 2012, 2011 and 2010 is as follows:

	2012	2011	2010
Continuing operations	$16,530,063	$14,856,365	$14,524,314
Discontinued operations	—	—	1,437,819
Total	$16,530,063	$14,856,365	$15,962,133

Schedule Of Future Minimum Noncancelable Rental Income For Leases [Table Text Block]

Future minimum non-cancelable rental income for leases with initial or remaining terms of one year or more is as follows:

	Company
	Owned	Leased
Fiscal Year	Property	Property	Total
2013	$8,993,030	$6,059,607	$15,052,637
2014	7,588,782	5,268,029	12,856,811
2015	6,765,239	4,635,864	11,401,103
2016	6,605,458	4,397,549	11,003,007
2017	5,966,673	3,554,928	9,521,601
After 2017	22,989,765	14,744,528	37,734,293
Total	$58,908,947	$38,660,505	$97,569,452

PAYROLL AND OTHER ACCRUED LIABILITIES (Tables)	12 Months Ended
Jul. 31, 2012
Payroll and Other Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities [Table Text Block]

Payroll and other accrued liabilities for the fiscal years ended July 31, 2012 and 2011 consist of the following:

	2012	2011
Payroll	$148,854	$133,020
Interest	40,812	59,349
Professional fees	141,120	147,741
Rents received in advance	409,287	223,360
Utilities	9,250	10,800
Brokers commissions	135,195	313,140
Construction costs	—	160,905
Other	627,883	548,480
Total	1,512,401	1,596,795
Less current portion	1,483,944	1,511,225
Long term portion	$28,457	$85,570

CASH FLOW INFORMATION (Tables)	12 Months Ended
Jul. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]

Supplemental disclosures:

	July 31,
	2012	2011	2010
Interest paid, net of capitalized interest of $4,056 (2012),
$44,108 (2011) and $569 (2010)	$541,301	$658,004	$723,623
Income taxes paid	$259,061	$333,380	$864,174

FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS (Tables)	12 Months Ended
Jul. 31, 2012
Financial Instruments and Credit Risk Concentrations Disclosure [Abstract]
Schedule Of Financial Instruments [Table Text Block]
	July 31, 2012
	Carrying	Fair
	Value	Value
Cash and cash equivalents	$1,340,203	$1,340,203
Marketable securities	$2,441,606	$2,443,631
Security deposits payable	$960,916	$960,916
Mortgages, note and term loan payable	$6,750,259	$8,164,075

DEFERRED CHARGES (Tables)	12 Months Ended
Jul. 31, 2012
Deferred Charges [Abstract]
Schedule Of Deferred Charges [Table Text Block]

Deferred charges for the fiscal years ended July 31, 2012 and 2011 consist of the following:

	July 31, 2012		July 31, 2011
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Leasing brokerage commissions	$2,486,928	$1,060,337	$2,349,667	$796,518
Professional fees for leasing	313,183	138,161	324,183	127,679
Financing costs	760,671	667,436	760,671	629,829
Other	34,064	22,708	34,064	11,354
Total	$3,594,846	$1,888,642	$3,468,585	$1,565,380

Schedule Of Deferred Charges Future Amortization Expense [Table Text Block]

The estimated aggregate amortization expense for each of the five succeeding fiscal years is as follows:

Fiscal Year	Amortization
2013	$345,896
2014	$290,773
2015	$241,117
2016	$188,653
2017	$145,438

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Jul. 31, 2012
Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	18 years
Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	40 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	40 years
Fixtures and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	7 years
Fixtures and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	12 years
Other Property and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Other Property and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $)	Jul. 31, 2012	Jul. 31, 2011
Marketable securities -
available-for-sale	$ 2,215,209	$ 1,332,460
Held-to-maturity	178,176	575,937
Investments, Fair Value Disclosure	2,393,385	1,908,397
Fair Value, Inputs, Level 1 [Member]
Marketable securities -
available-for-sale	2,215,209	1,332,460
Held-to-maturity	178,176	575,937
Investments, Fair Value Disclosure	2,393,385	1,908,397
Fair Value, Inputs, Level 2 [Member]
Marketable securities -
available-for-sale	0	0
Held-to-maturity	0	0
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 3 [Member]
Marketable securities -
available-for-sale	0	0
Held-to-maturity	0	0
Investments, Fair Value Disclosure	$ 0	$ 0

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Weighted Average Number Of Shares Outstanding, Basic (in shares)	2,015,780	2,015,780	2,015,780
Minimum [Member]
Deferred Charges Amortization Period	1
Maximum [Member]
Deferred Charges Amortization Period	21

MARKETABLE SECURITIES (Details) (USD $)	Jul. 31, 2012	Jul. 31, 2011
Available-for-sale - Fair Value	$ 2,215,209	$ 1,332,460
Current [Member]
Held-to-maturity - Cost	226,397	619,096
Held-to-maturity - Gross Unrealized Gains	2,025	7,072
Held-to-maturity - Gross Unrealized Losses	0	74
Held-to-maturity - Fair Value	228,422	626,094
Noncurrent [Member]
Available-for-sale - Cost	1,971,732	1,142,045
Available-for-sale - Gross Unrealized Gains	259,016	190,415
Available-for-sale - Gross Unrealized Losses	15,539	0
Available-for-sale - Fair Value	2,215,209	1,332,460
Mutual Funds [Member] | Noncurrent [Member]
Available-for-sale - Cost	1,255,982	1,031,793
Available-for-sale - Gross Unrealized Gains	123,203	107,627
Available-for-sale - Gross Unrealized Losses	0	0
Available-for-sale - Fair Value	1,379,185	1,139,420
Equity Securities [Member] | Noncurrent [Member]
Available-for-sale - Cost	715,750	110,252
Available-for-sale - Gross Unrealized Gains	135,813	82,788
Available-for-sale - Gross Unrealized Losses	15,539	0
Available-for-sale - Fair Value	836,024	193,040
Certificates Of Deposit [Member] | Current [Member]
Held-to-maturity - Cost	50,246	50,157
Held-to-maturity - Gross Unrealized Gains	0	0
Held-to-maturity - Gross Unrealized Losses	0	0
Held-to-maturity - Fair Value	50,246	50,157
Corporate Debt Securities [Member] | Current [Member]
Held-to-maturity - Cost	176,151	568,939
Held-to-maturity - Gross Unrealized Gains	2,025	7,072
Held-to-maturity - Gross Unrealized Losses	0	74
Held-to-maturity - Fair Value	$ 178,176	$ 575,937

MARKETABLE SECURITIES (Details 1) (USD $)	Jul. 31, 2012
Equity securities - Fair Value	$ 183,734
Equity securities - Less Than 12 Months	$ 15,539

MARKETABLE SECURITIES (Details 2) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Interest income	$ 5,121	$ 44,409	$ 34,379
Dividend income	45,669	48,072	81,221
Gain (loss) on sale of marketable securities	(18,606)	10,603	(43,880)
Total	$ 32,184	$ 103,084	$ 71,720

DISCONTINUED OPERATIONS (Details) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Revenues
Rental income	$ 0	$ 0	$ 1,437,819
Fair value adjustment - nonmonetary exchange	0	0	4,490,000
Total	0	0	5,927,819
Expenses
Real estate operating expenses	0	0	1,498,676
Lease termination expenses	0	327,779	4,731,414
Depreciation and amortization	0	0	97,459
Total	0	327,779	6,327,549
(Loss) from discontinued operations	0	(327,779)	(399,730)
Income tax (benefit)	0	(100,000)	(171,000)
Net (loss) from discontinued operations - net of taxes	$ 0	$ (227,779)	$ (228,730)

DISCONTINUED OPERATIONS (Details Textual) (USD $)	12 Months Ended
Jul. 31, 2012
Amount Paid For Landlords Successor	$ 1,000,000
Owner 484 [Member]
Appraised Value On Transferred To Owner Title	4,490,000
Hanover Place 14 [Member]
Appraised Value On Transferred To Owner Title	$ 900,000

LONG-TERM DEBT - MORTGAGES AND TERM LOAN (Details) (USD $)	12 Months Ended
	Jul. 31, 2012		Jul. 31, 2011
Due Within One Year	$ 158,662		$ 3,346,267
Due After One Year	5,591,597		5,750,259
Jamaica, New York Property 1996 [Member]
Due Within One Year	0	[1]	1,085,542	[1]
Due After One Year	0	[1]	0	[1]
Current Annual Interest Rate	6.00%	[1]
Final Payment Date	Apr 1, 2012	[1]
Jamaica, New York Property 2000 [Member]
Due Within One Year	0	[2]	2,113,948	[2]
Due After One Year	0	[2]	0	[2]
Current Annual Interest Rate	6.81%	[2]
Final Payment Date	Oct 1, 2011	[2]
Fishkill, New York Property [Member]
Due Within One Year	45,028	[3],[4]	41,655	[3],[4]
Due After One Year	1,586,896	[3],[4]	1,631,924	[3],[4]
Current Annual Interest Rate	6.98%	[3],[4]
Final Payment Date	Feb 18, 2015	[3],[4]
Bond St. Building, Brooklyn, N Y [Member]
Due Within One Year	113,634	[3]	105,122	[3]
Due After One Year	$ 4,004,701	[3]	$ 4,118,335	[3]
Current Annual Interest Rate	6.98%	[3]
Final Payment Date	Feb 18, 2015	[3]

[1]	The Company, on September 11, 1996, closed a loan with a bank in the amount of $4,000,000. The loan was secured by a first mortgage lien covering the entire leasehold interest of the Company, as tenant, in a certain ground lease and building in the Jamaica, New York property. In March 2007, the Company extended the loan for five years with an option for an additional five-year period. The interest rate for the extended period was 6.00% per annum. Interest and amortization of principal was being made in constant monthly amounts based on a fifteen year (15) payout period. The Company paid off the balance of the loan in the amount of $1,036,602 in March 2012.
[2]	The Company, on December 13, 2000, closed a loan with a bank in the amount of $3,500,000. The loan was secured by a second position leasehold mortgage covering the entire leasehold interest of the Company, as tenant, in a certain ground lease and building in the Jamaica, New York property. The Company paid the balance due on the loan in the amount of $2,090,493 in September 2011.
[3]	The Company, on August 19, 2004, closed a loan with a bank for a $12,000,000 multiple draw term loan. This loan financed seventy-five (75%) percent of the cost of capital improvements for an existing lease to a tenant and capital improvements for future tenant leases at the Company's Brooklyn, New York (Bond Street building) and Fishkill, New York properties through February 2008. The loan also financed $850,000 towards the construction of two new elevators at the Company's Brooklyn, New York property (Bond Street building). The loan consists of: a) a permanent, first mortgage loan to refinance an existing first mortgage loan affecting the Fishkill, New York property, which matured on July 1, 2004 (the "First Permanent Loan") (see Note 4(c)), b) a permanent subordinate mortgage loan in the amount of $1,870,000 (the "Second Permanent Loan"), and c) multiple, successively subordinate loans in the amount $8,295,274 ("Subordinate Building Loans"). As of August 19, 2004, the Company refinanced the existing mortgage on the Company's Fishkill, New York property, which balance was $1,834,726, and took down an additional $2,820,000 for capital improvements for two tenants at the Company's Bond Street building in Brooklyn, New York. In fiscal 2006, 2007 and 2008, the Company drew down additional amounts totaling $916,670, on its multiple draw term loan to finance tenant improvements and brokerage commissions for the leasing of 13,026 square feet for office use at the Company's Bond Street building in Brooklyn, New York. The Company in February 2008 converted the loan to a seven (7) year permanent mortgage loan. The interest rate on conversion was 6.98%. Since the loan has been converted to a permanent mortgage loan, the balance of the financing on this loan was for the new elevators at the Company's Bond Street building in Brooklyn, New York in the amount of $850,000 referred to above. The $850,000 was drawn down in fiscal 2010.
[4]	On August 19, 2004 the Company extended the then existing loan for forty-two (42) months, with an option to convert the loan to a seven (7) year permanent mortgage loan. (See Note 4(d) below). The Company, in February 2008, converted the loan to a seven (7) year permanent mortgage loan. The interest rate on conversion was 6.98%.

LONG-TERM DEBT - MORTGAGES AND TERM LOAN (Details Textual) (USD $)	Jul. 31, 2012	Dec. 31, 1996 Jamaica, New York Property 1996 [Member]	Oct. 31, 2011 Jamaica, New York Property 2000 [Member]	Dec. 31, 2000 Jamaica, New York Property 2000 [Member]	Jul. 31, 2005 Fishkill, New York Property [Member]	Jul. 31, 2005 Bond St. Building, Brooklyn, N Y [Member]	Jul. 31, 2008 Bond St. Building, Brooklyn, N Y [Member]	Aug. 19, 2004 Bond St. Building, Brooklyn, N Y [Member]	Aug. 19, 2004 Construction Of Two New Elevators [Member] Bond St. Building, Brooklyn, N Y [Member]	Aug. 19, 2004 Permanent Subordinate Mortgage [Member] Bond St. Building, Brooklyn, N Y [Member]	Aug. 19, 2004 Multiple Successively Subordinate Loans [Member] Bond St. Building, Brooklyn, N Y [Member]
Closed Bank Liabilities		$ 4,000,000		$ 3,500,000		$ 12,000,000
Repayments Of Secured Debt		1,036,602	2,090,493
Debt Instrument, Convertible, Terms Of Conversion Feature					On August 19, 2004 the Company extended the then existing loan for forty-two (42) months, with an option to convert the loan to a seven (7) year permanent mortgage loan.
Percentage Of Cost Of Capital Improvements On Loan Financed						75.00%
Secured Debt									850,000	1,870,000	8,295,274
Long Term Debt Refinanced Amount								1,834,726
Additional Mortgage Loans For Capital Improvements						2,820,000	916,670
Long-Term Debt, Maturities, Repayments Of Principal In Next Twelve Months	158,662
Long-Term Debt, Maturities, Repayments Of Principal In Year Two	170,262
Long-Term Debt, Maturities, Repayments Of Principal In Year Three	5,421,335
Collateralized Debt	$ 22,732,225

INCOME TAXES (Details) (USD $)	Jul. 31, 2012	Jul. 31, 2011
Deferred Tax Assets, Rental income received in advance	$ 182,887	$ 75,942
Deferred Tax Assets, Other	416,246	255,817
Deferred Tax Assets, Net Of Valuation Allowance	599,133	331,759
Deferred Tax Liabilities, Unbilled receivables	995,691	546,074
Deferred Tax Liabilities, Property and equipment	2,176,716	1,480,944
Deferred Tax Liabilities, Unrealized gain on marketable securities	109,471	64,741
Deferred Tax Liabilities, Net	$ 3,281,878	$ 2,091,759

INCOME TAXES (Details 1) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Current:
Federal	$ 362,463	$ 68,845	$ 315,000
State and City	291,537	205,155	95,000
Deferred taxes (benefit)
Federal	408,000	198,000	(101,000)
State and City	469,000	0	0
Total provision	$ 1,531,000	$ 472,000	$ 309,000

INCOME TAXES (Details 2) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Continuing operations	$ 1,531,000	$ 572,000	$ 480,000
Discontinued operations	0	(100,000)	(171,000)
Total provision	$ 1,531,000	$ 472,000	$ 309,000

INCOME TAXES (Details 3) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Deferred Income Tax Expense (Benefit)	$ 877,000	$ 198,000	$ (101,000)
Book Depreciation Exceeding Tax Depreciation [Member]
Deferred Income Tax Expense (Benefit)	695,771	357,354	10,372
Reduction (Increase) Of Rental Income Received In Advance [Member]
Deferred Income Tax Expense (Benefit)	(106,944)	(14,795)	104,739
Increase (Decrease) In Unbilled Receivables [Member]
Deferred Income Tax Expense (Benefit)	449,617	(108,692)	(187,274)
Other Deferred Income Tax Expense [Member]
Deferred Income Tax Expense (Benefit)	$ (161,444)	$ (35,867)	$ (28,837)

INCOME TAXES (Details 4) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Income before income taxes	$ 2,801,353	$ 1,002,302	$ 741,207
Dividends received deduction	(7,992)	(8,412)	(14,214)
Other-net	8,023	9,792	5,546
Adjusted pre-tax income	2,801,384	1,003,682	732,539
Statutory rate	34.00%	34.00%	34.00%
Income tax provision at statutory rate	869,586	336,598	246,300
State and City income taxes, net of federal income tax benefit	192,414	135,402	62,700
State and City deferred income taxes	469,000	0	0
Income tax provision	$ 1,531,000	$ 472,000	$ 309,000

INCOME TAXES (Details Textual) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Deferred Tax Assets, Tax Deferred Expense	$ 877,000
State and City deferred income taxes	469,000	0	0
Increase Decrease In Deferred Tax Assets	145,000
Increase Decrease In Deferred Tax Liabilities	641,000
Increase Decrease In Deferred Taxes On Unrealized Gain On Available-For-Sale Securities	27,000
Current Federal Tax Expense (Benefit)	41,175
Domestic Tax Authority [Member]
Operating Loss Carryforwards	$ 121,103

LEASES (Details) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Minimum rental expense	$ 1,752,764	$ 1,709,197	$ 2,108,028
Contingent rental expense	743,248	726,340	1,594,141
Operating Leases Rent Expense Minimum and Contingent Rentals	2,496,012	2,435,537	3,702,169
Sublease rental income	6,222,388	5,807,901	7,405,626
Excess of sublease income over expense	$ 3,726,376	$ 3,372,364	$ 3,703,457

LEASES (Details 1) (USD $)	Jul. 31, 2012
2013	$ 1,729,116
2014	1,730,725
2015	1,731,609
2016	1,731,609
2017	1,731,609
After 2017	19,825,083
Total required*	$ 28,479,751 [1]

[1]	Minimum payments have not been reduced by minimum sublease rentals of $38,660,505 under operating leases due in the future under non-cancelable leases.

LEASES (Details Textual) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Minimum Lease Term	9 years
Operating Leases, Rent Expense	$ 825,000	$ 825,000	$ 825,000
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals	$ 38,660,505
Maximum Lease Term	31 years

RENTAL INCOME (Details) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Minimum rentals
Operating Leases, Income Statement, Minimum Lease Revenue	$ 15,821,401	$ 14,047,690	$ 14,840,289
Contingent rentals
Operating Leases, Income Statement, Contingent Revenue	708,662	808,675	1,121,844
Total	16,530,063	14,856,365	15,962,133
Company Owned Property [Member]
Minimum rentals
Operating Leases, Income Statement, Minimum Lease Revenue	9,920,860	8,564,516	8,071,157
Contingent rentals
Operating Leases, Income Statement, Contingent Revenue	386,815	483,948	485,350
Leased Property [Member]
Minimum rentals
Operating Leases, Income Statement, Minimum Lease Revenue	5,900,541	5,483,174	6,769,132
Contingent rentals
Operating Leases, Income Statement, Contingent Revenue	$ 321,847	$ 324,727	$ 636,494

RENTAL INCOME (Details 1) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Continuing operations	$ 16,530,063	$ 14,856,365	$ 14,524,314
Discontinued operations	0	0	1,437,819
Total	$ 16,530,063	$ 14,856,365	$ 15,962,133

RENTAL INCOME (Details 2) (USD $)	12 Months Ended
Jul. 31, 2012
2013	$ 15,052,637
2014	12,856,811
2015	11,401,103
2016	11,003,007
2017	9,521,601
After 2017	37,734,293
Total	97,569,452
Company Owned Property [Member]
2013	8,993,030
2014	7,588,782
2015	6,765,239
2016	6,605,458
2017	5,966,673
After 2017	22,989,765
Total	58,908,947
Leased Property [Member]
2013	6,059,607
2014	5,268,029
2015	4,635,864
2016	4,397,549
2017	3,554,928
After 2017	14,744,528
Total	$ 38,660,505

PAYROLL AND OTHER ACCRUED LIABILITIES (Details) (USD $)	Jul. 31, 2012	Jul. 31, 2011
Payroll	$ 148,854	$ 133,020
Interest	40,812	59,349
Professional fees	141,120	147,741
Rents received in advance	409,287	223,360
Utilities	9,250	10,800
Brokers commissions	135,195	313,140
Construction costs	0	160,905
Other	627,883	548,480
Total	1,512,401	1,596,795
Less current portion	1,483,944	1,511,225
Long term portion	$ 28,457	$ 85,570

EMPLOYEES' RETIREMENT PLANS (Details Textual) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Pension Contributions	$ 29,628	$ 27,039	$ 23,142
Defined Benefit Plan, Contributions By Employer	$ 334,152	$ 340,751	$ 330,789

CASH FLOW INFORMATION (Details) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Interest paid, net of capitalized interest of $4,056 (2012),$44,108 (2011) and $569 (2010)	$ 541,301	$ 658,004	$ 723,623
Income taxes paid	$ 259,061	$ 333,380	$ 864,174

CASH FLOW INFORMATION (Details Textual) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Interest Paid, Capitalized	$ 4,056	$ 44,108	$ 569

FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS (Details) (USD $)	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009
Cash and cash equivalents, Carrying Value	$ 1,340,203	$ 2,656,354	$ 1,551,630	$ 653,719
Cash and cash equivalents, Fair Value	1,340,203
Marketable securities, Carrying Value	2,441,606
Marketable securities, Fair Value	2,443,631
Security deposits payable, Carrying Value	960,916
Security deposits payable, Fair Value	960,916
Mortgages, note and term loan payable, Carrying Value	6,750,259
Mortgages, note and term loan payable, Fair Value	$ 8,164,075

FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS (Details Textual) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011
Percentage On Rental Income Of Tenant 1	19.34%
Percentage On Rental Income Of Tenant 2	15.46%
Maximum Percentage Of Accounted Rental Income For Other Tenant	10.00%
Credit Concentration Risk [Member]
Security Deposits Payable	$ 230,000	$ 230,000
Percentage On Receivables Of Tenant 1	42.02%
Percentage On Receivables Of Tenant 2	12.63%
Percentage On Unbilled Receivables Of Tenant 1	23.58%
Percentage On Unbilled Receivables Of Tenant 2	13.44%
Percentage Of Receivables For Other Tenant	10.00%

DEFERRED CHARGES (Details) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011
Gross Carrying Amount	$ 3,594,846	$ 3,468,585
Accumulated Amortization	1,888,642	1,565,380
Leasing Brokerage Commissions [Member]
Gross Carrying Amount	2,486,928	2,349,667
Accumulated Amortization	1,060,337	796,518
Professional Fees For Leasing [Member]
Gross Carrying Amount	313,183	324,183
Accumulated Amortization	138,161	127,679
Financing Costs [Member]
Gross Carrying Amount	760,671	760,671
Accumulated Amortization	667,436	629,829
Other Deferred Charges [Member]
Gross Carrying Amount	34,064	34,064
Accumulated Amortization	$ 22,708	$ 11,354

DEFERRED CHARGES (Details 1) (USD $)	Jul. 31, 2012
2013	$ 345,896
2014	290,773
2015	241,117
2016	188,653
2017	$ 145,438

DEFERRED CHARGES (Details Textual) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Amortization Of Deferred Charges	$ 334,261	$ 363,148	$ 383,454
Weighted Average Life Term To Deferred Charges	13 years

CAPITALIZATION (Details Textual)	Jul. 31, 2012	Jul. 31, 2011
Treasury Stock, Shares	162,517	162,517

NOTE PAYABLE (Details Textual) (USD $)	12 Months Ended				3 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2005	Dec. 31, 2010 Notes Payable Maturing Dec 2010 [Member]	Dec. 15, 2010 Notes Payable Maturing Dec 2010 [Member]	Jul. 31, 2012 Notes Payable Maturing Dec 2013 [Member]
Proceeds From Related Party Debt				$ 1,000,000
Minimum Percentage Of Beneficial Owned Of Common Stock				10.00%
Debt Instrument, Interest Rate, Stated Percentage						7.50%	5.00%
Debt Instrument, Periodic Payment, Interest					18,750		12,500
Interest Expense, Related Party	$ 50,000	$ 59,375	$ 75,000